Parent Company Information_Condensed Statements Of Cash Flows(Details) - Parent Company - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	[1],[2]	₩ 1,379,415	₩ 745,987	₩ 925,905
Reconciliation of net income (loss) to net cash provided by operating activities
Other operating activities, net	[1]	9,930	(274)	(1,243)
Net cash inflow from operating activities	[1]	1,389,345	745,713	924,662
Investing activities
Net payments to subsidiaries	[1]	(2,347,543)	(100,000)
Other investing activities, net	[1]	(146,477)	(200,609)	(43,554)
Net cash outflow from investing activities	[1]	(2,494,020)	(300,609)	(43,554)
Financing activities
Net decrease in borrowings	[1]	100,000	(298,321)	(164)
Increases in debentures	[1]	1,537,091	1,037,656	897,872
Repayments of debentures and lease liabilities	[1]	(940,610)	(868,723)	(688,486)
Issuance of hybrid securities	[1]	1,296,693	399,085	0
Cash dividends paid	[1]	(883,952)	(766,249)	(766,728)
Acquisition of treasury shares	[1]	0	(274,317)	(224,700)
Net cash inflow(outflow) from financing activities	[1]	1,109,222	(770,869)	(782,206)
Net increase(decrease) in cash and cash equivalents	[1]	4,547	(325,765)	98,902
Cash and cash equivalents at January 1	[1]	18,534	344,299	245,397
Cash and cash equivalents at December 31	[1]	₩ 23,081	₩ 18,534	₩ 344,299

[1]	The condensed statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS No.16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The condensed statements of comprehensive income for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS No.16, and the comparatives for the year ended December 31, 2018 has not been restated.